Short-term bank loans	12 Months Ended
Dec. 31, 2016
Loans Payable [Member]
Short-term Debt [Line Items]
Short-term Debt [Text Block]
Note 9 – Short-term bank loans

On May 12, 2015, the Company entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow RMB 14.8 million (equivalent of $2,280,680) for a year with fixed annual interest rate of 5.41%. The purpose of the borrowing is to fund working capital needs. The loan was guaranteed by Tantech Bamboo, two related parties, Zhengyu Wang and Yefang Zhang and a third party, Zhejiang Meifeng Tea Industry Co., Ltd. The loan was repaid on May 10, 2016.

On August 17, 2015, the Company entered into a short-term loan agreement with Shanghai Pudong Development Bank to borrow RMB 20 million (equivalent of $3,082,000) for a year with fixed annual interest rate of 6.305%. The purpose of the borrowing is to fund working capital needs. The loan was guaranteed by Tantech Energy and three related parties, Yefang Zhang, Zhengyu Wang and Forasen Group. The loan was repaid on August 15, 2016.

On December 16, 2015, the Company entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow RMB 20 million (equivalent of $3,082,000) for six months with a fixed annual interest rate of 5.66%. The purpose of the loan is to fund working capital needs. The loan was pledged by the Company's building and land use rights and guaranteed by two related parties, Lishui Jiuanju Trading Co., Ltd. and Zhengyu Wang. The loan was repaid on June 6, 2016.

On March 28, 2016, the Company entered into a short-term loan agreement with Hangzhou Bank (Lishui Branch) to borrow RMB 2 million (equivalent of $287,942) for a year with fixed annual interest rate of 4.35%. The purpose of the borrowing is to fund working capital needs. The loan was guaranteed by a third party, China Pacific Property Insurance Co. Ltd. The loan was repaid on maturity date.

On May 10, 2016, the Company entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow RMB 14.5 million (equivalent of $2,087,580) for a year with fixed annual interest rate of 5.88%. The purpose of the borrowing is to fund working capital needs. The loan was guaranteed by Tantech Bamboo, two related parties, Zhengyu Wang and Yefang Zhang and a third party, Zhejiang Meifeng Tea Industry Co., Ltd.

On June 6, 2016, the Company entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow RMB 20 million (equivalent of $2,879,420) for a year with a floating rate, the annual rate as of the period ended is 5.66%. The purpose of the borrowing is to fund working capital needs. The loan was guaranteed by two related parties, Lishui Jiuanju Trading Co., Ltd. and Zhengyu Wang.

On August 16, 2016, Bamboo entered into a short-term loan agreement with Shanghai Pudong Development Bank to borrow RMB 10 million (equivalent of $1,439,710) for a year with fixed annual interest rate of 5.046%. The purpose of the loan is to fund working capital needs. The loan was guaranteed by Tantech Energy and three related parties, Yefang Zhang, Zhengyu Wang and Forasen Group.